Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating leases
ROU assets - opening balance	$ 2,052
ROU assets - additions	904
ROU assets - disposals	(485)
ROU assets - accumulated depreciation	(877)
ROU assets, net	1,594
Other current liabilities	(826)
Other long term liabilities	(776)
Total lease liabilities	$ (1,602)	$ (2,052)